Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Leases
2022	$ 84,195
2023	5,694
2024	5,710
2025	5,695
2026	5,486
2027 - 2030	37,348
Finance lease obligations	144,128	$ 270,883
Amounts representing interest and deferred finance fees	(16,149)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	$ 127,979	$ 226,455